UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-5452

Name of Registrant:	Putnam Premier Income Trust

Address of Principal Executive Offices:	100 Federal Street
Boston, Massachusetts 02110

Name and address of agent of service:	Robert Burns, Vice President
Putnam Premier Income Trust
100 Federal Street
Boston, Massachusetts 02110

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	07/31

Date of reporting period:	07/01/2018 - 06/30/2019

Registrant:	Putnam Premier Income Trust
Fund Name:	Putnam Premier Income Trust
Date of fiscal year end:	07/31

Advanz Pharma Corp
	Ticker	Security ID:	Meeting Date		Meeting Status
	ADVZ	CUSIP 00775M104	06/17/2019		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Randall C. Benson	Mgmt	For	Withhold	Against
	1.2	Elect Frances Cloud	Mgmt	For	Withhold	Against
	1.3	Elect Maurice Chagnaud	Mgmt	For	Withhold	Against
	1.4	Elect Graeme Duncan	Mgmt	For	Withhold	Against
	1.5	Elect Barry Fishman	Mgmt	For	Withhold	Against
	2	Appointment of Auditor and Authority to Set Fees	Mgmt	For	For	For

Avaya Holdings Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	AVYA	CUSIP 05351X101	05/15/2019		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect William D. Watkins	Mgmt	For	For	For
	1.2	Elect James M Chirico	Mgmt	For	For	For
	1.3	Elect Stephan Scholl	Mgmt	For	For	For
	1.4	Elect Susan L. Spradley	Mgmt	For	For	For
	1.5	Elect Stanley J. Sutula	Mgmt	For	For	For
	1.6	Elect Scott D. Vogel	Mgmt	For	For	For
	1.7	Elect Jacqueline E. Yeaney	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For
	4	Ratification of Auditor	Mgmt	For	For	For

Concordia International Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CXR	CUSIP 20653P409	11/29/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Company Name Change	Mgmt	For	For	For

Tervita Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	TEV	CUSIP 88159E103	05/02/2019		Voted
	Meeting Type	Country of Trade
	Annual	Canada
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Appointment of Auditor and Authority to Set Fees	Mgmt	For	For	For
	2	Board Size	Mgmt	For	For	For
	3.1	Elect Grant D. Billing	Mgmt	For	For	For
	3.2	Elect Michael Colodner	Mgmt	For	For	For
	3.3	Elect John W. Cooper	Mgmt	For	For	For
	3.4	Elect Allen R. Hagerman	Mgmt	For	For	For
	3.5	Elect Cameron Kramer	Mgmt	For	For	For
	3.6	Elect Gordon Pridham	Mgmt	For	For	For
	3.7	Elect Douglas R. Ramsay	Mgmt	For	For	For
	3.8	Elect Susan L. Riddell Rose	Mgmt	For	Withhold	Against
	3.9	Elect Jay W. Thornton	Mgmt	For	For	For
	3.10	Elect Kevin Walbridge	Mgmt	For	For	For
	4	Incentive Unit Plan Amendment	Mgmt	For	Against	Against
	5	Adoption of Deferred Share Unit Plan	Mgmt	For	Against	Against

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorised.

Registrant:	Putnam Premier Income Trust

By:	/s/Jonathan S. Horowitz

Name:	Jonathan S. Horowitz

Title:	Executive Vice President, Principal Executive Offi

Date:	August 12, 2019